Pay vs Performance Disclosure		12 Months Ended
	Jan. 01, 2023 $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (2)	Net Income ($) (in 000s)
2024	$1,576,769	$1,629,444	$326,109	$326,109	$88	$6,355
2023	$952,442	$895,042	$247,241	$244,996	$78	$1,658
2022	$1,342,083	$1,135,994	$259,046	$207,388	$87	$11,886

PEO Total Compensation Amount		$ 1,576,769	$ 952,442	$ 1,342,083
PEO Actually Paid Compensation Amount		$ 1,629,444	895,042	1,135,994
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	John E. Kiernan	Brad Heine, Danny Sutton
2023	John E. Kiernan	Brad Heine, Perry Del Vecchio, Danny Sutton, James Sampel
2022	John E. Kiernan	Danny Sutton, James Sampel, Perry Del Vecchio, Rich Rallo

Compensation actually paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Value of Equity Awards (b)	Equity Award Adjustments (c)	Compensation Actually Paid to PEO
2024	$1,576,769	$—	$52,675	$1,629,444
2023	$952,442	$—	$(57,400)	$895,042
2022	$1,342,083	$(778,050)	$571,961	$1,135,994

(a) The Summary Compensation Table Total for PEO and Compensation Actually Paid to PEO for fiscal 2023 set forth in the tables above have been revised to reflect the updated Summary Compensation Table total for Mr. Kiernan for fiscal 2023 as described above under “Executive Compensation – Summary Compensation Table”, which now includes the annual cash retainer paid to Mr. Kiernan for his service as a member of our board of directors in the amount of $75,000 and an additional long-term real estate bonus in the amount of $36,500, each of which were inadvertently excluded from the Summary Compensation Table filed in the Company’s prior annual proxy statement for fiscal 2023. Accordingly, the Summary Compensation Table Total for PEO for fiscal 2023 has been revised to $952,442 and the Compensation Actually Paid to PEO for fiscal 2023 has been revised to $895,042.

(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value adjustments have been made using the stock price and performance achievement as of the date of measurement; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments for our PEO for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards based on Change in Fair Value from Prior Year End to Applicable Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year based on Change in Fair Value from Prior Year End to Vesting Date	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$52,675	$—	$—	$—	$—	$52,675
2023	$—	$(57,400)	$—	$—	$—	$—	$(57,400)
2022	$494,200	$—	$92,575	$9,985	$(24,799)	$—	$571,961

Average Compensation actually paid to our non-PEO NEOs represents the average amount of “Compensation Actually Paid” to such NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid that reflect stock price changes and changes in performance achievement, using the same methodology described above in Note (b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$326,109	$—	$—	$326,109
2023	$247,241	$—	$(2,245)	$244,996
2022	$259,046	$(23,150)	$(28,508)	$207,388

(a) The grant date fair value of equity awards represents the total of the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards based on Change in Fair Value from Prior Year End to Applicable Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year based on Change in Fair Value from Prior Year End to Vesting Date	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$—	$—	$—	$—	$—	$—
2023	$—	$—	$—	$(2,113)	$(132)	$—	$(2,245)
2022	$13,365	$(43,165)	$—	$1,292	$—	$—	$(28,508)

The fair values of restricted stock awards and stock options included in the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards for grant date fair value purposes. Restricted stock fair values are based on our stock price at the respective measurement dates. Performance stock option fair values are valued using a Monte Carlo simulation which utilizes multiple input variables including historical volatility, dividend yield and risk-free rate in order to estimate the probability of satisfying the performance objectives established for the applicable award. For information on the inputs to our Monte-Carlo simulations, see Note 9. Common Stock and Options to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended September 30, 2020.
Restricted Stock:

Valuation Date	9/30/2022	1/1/2023	9/30/2023	9/30/2024
Stock Price	$28.24	$23.87	$24.96	$27.97

Performance Option Valuations:

Valuation Date	9/30/2020	9/30/2021	9/30/2022
Stock Price	$28.62	$34.24	$28.24
Historical Volatility	34.80%	33.62%	35.76%
Risk-free Rate	0.40%	1.03%	4.04%
Dividend Yield	1.16%	5.52%	5.88%

Non-PEO NEO Average Total Compensation Amount		$ 326,109	247,241	259,046
Non-PEO NEO Average Compensation Actually Paid Amount		$ 326,109	244,996	207,388
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	John E. Kiernan	Brad Heine, Danny Sutton
2023	John E. Kiernan	Brad Heine, Perry Del Vecchio, Danny Sutton, James Sampel
2022	John E. Kiernan	Danny Sutton, James Sampel, Perry Del Vecchio, Rich Rallo

Compensation actually paid to our PEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Value of Equity Awards (b)	Equity Award Adjustments (c)	Compensation Actually Paid to PEO
2024	$1,576,769	$—	$52,675	$1,629,444
2023	$952,442	$—	$(57,400)	$895,042
2022	$1,342,083	$(778,050)	$571,961	$1,135,994

(a) The Summary Compensation Table Total for PEO and Compensation Actually Paid to PEO for fiscal 2023 set forth in the tables above have been revised to reflect the updated Summary Compensation Table total for Mr. Kiernan for fiscal 2023 as described above under “Executive Compensation – Summary Compensation Table”, which now includes the annual cash retainer paid to Mr. Kiernan for his service as a member of our board of directors in the amount of $75,000 and an additional long-term real estate bonus in the amount of $36,500, each of which were inadvertently excluded from the Summary Compensation Table filed in the Company’s prior annual proxy statement for fiscal 2023. Accordingly, the Summary Compensation Table Total for PEO for fiscal 2023 has been revised to $952,442 and the Compensation Actually Paid to PEO for fiscal 2023 has been revised to $895,042.

(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value adjustments have been made using the stock price and performance achievement as of the date of measurement; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments for our PEO for each applicable year are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards based on Change in Fair Value from Prior Year End to Applicable Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year based on Change in Fair Value from Prior Year End to Vesting Date	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$52,675	$—	$—	$—	$—	$52,675
2023	$—	$(57,400)	$—	$—	$—	$—	$(57,400)
2022	$494,200	$—	$92,575	$9,985	$(24,799)	$—	$571,961

Average Compensation actually paid to our non-PEO NEOs represents the average amount of “Compensation Actually Paid” to such NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid that reflect stock price changes and changes in performance achievement, using the same methodology described above in Note (b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$326,109	$—	$—	$326,109
2023	$247,241	$—	$(2,245)	$244,996
2022	$259,046	$(23,150)	$(28,508)	$207,388

(a) The grant date fair value of equity awards represents the total of the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards based on Change in Fair Value from Prior Year End to Applicable Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year based on Change in Fair Value from Prior Year End to Vesting Date	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$—	$—	$—	$—	$—	$—
2023	$—	$—	$—	$(2,113)	$(132)	$—	$(2,245)
2022	$13,365	$(43,165)	$—	$1,292	$—	$—	$(28,508)

The fair values of restricted stock awards and stock options included in the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards for grant date fair value purposes. Restricted stock fair values are based on our stock price at the respective measurement dates. Performance stock option fair values are valued using a Monte Carlo simulation which utilizes multiple input variables including historical volatility, dividend yield and risk-free rate in order to estimate the probability of satisfying the performance objectives established for the applicable award. For information on the inputs to our Monte-Carlo simulations, see Note 9. Common Stock and Options to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended September 30, 2020.
Restricted Stock:

Valuation Date	9/30/2022	1/1/2023	9/30/2023	9/30/2024
Stock Price	$28.24	$23.87	$24.96	$27.97

Performance Option Valuations:

Valuation Date	9/30/2020	9/30/2021	9/30/2022
Stock Price	$28.62	$34.24	$28.24
Historical Volatility	34.80%	33.62%	35.76%
Risk-free Rate	0.40%	1.03%	4.04%
Dividend Yield	1.16%	5.52%	5.88%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 88	78	87
Net Income (Loss)		$ 6,355	$ 1,658	$ 11,886
PEO Name		John E. Kiernan
Equity Valuation Assumption, Stock Price | $ / shares	23.87	27.97	24.96	28.24	34.24	28.62
Equity Valuation Assumption, Historical Volatility Input				35.76%	33.62%	34.80%
Equity Valuation Assumption, Risk Free Rate Input				4.04%	1.03%	0.40%
Equity Valuation Assumption, Dividend Yield Input				5.88%	5.52%	1.16%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ (778,050)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,675	(57,400)	571,961
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	494,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,675	(57,400)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	92,575
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	9,985
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(24,799)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Kiernan [Member] | Cash Retainer Payment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,000
PEO | Kiernan [Member] | Real Estate Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			36,500
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(23,150)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(2,245)	(28,508)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	13,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(43,165)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(2,113)	1,292
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(132)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0